Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2023	Apr. 30, 2024
Document Information Line Items
Entity Registrant Name	Semilux International Ltd.
Trading Symbol	SELX
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		37,428,354
Amendment Flag	false
Entity Central Index Key	0001990950
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41965
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4F., No. 32, Keya Rd., Daya Dist.
Entity Address, Address Line Two	Central Taiwan Science Park
Entity Address, City or Town	Taichung City
Entity Address, Postal Zip Code	42881
Entity Address, Country	TW
Title of 12(b) Security	Ordinary shares, par value of $0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6907
Auditor Name	Enrome LLP
Auditor Location	Singapore
Business Contact
Document Information Line Items
Entity Address, Address Line One	4F., No. 32, Keya Rd., Daya Dist.
Entity Address, Address Line Two	Central Taiwan Science Park
Entity Address, City or Town	Taichung City
Entity Address, Postal Zip Code	42881
Entity Address, Country	TW
Contact Personnel Name	Yung-Peng Chang
City Area Code	+886
Local Phone Number	04 2567 3281